Long-Term Debt, $15.3 million Term Loan Facility (Details) - $15.3 Million Term Loan Facility [Member]	6 Months Ended
	Jun. 30, 2021 USD ($) Installment	Jan. 22, 2021 USD ($)
Debt Instruments [Abstract]
Face amount	$ 15,300,000	$ 15,300,000
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly
Installment payment	$ 471,000
Balloon installment payable at maturity	$ 7,800,000